Business Segments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 0	$ 0	$ 0	$ 0
Assets	961,655	943,839	1,344,006	886,695
Net Loss	(3,285,410)	(10,614,118)	(14,591,675)	(6,108,117)
Property and equipment	842	1,522	1,352	2,366
Capitalized construction in process	922,639	919,138	892,639	846,285
Depreciation	510	844	1,014	4,207
Additions to capitalized construction in process	30,000	72,853
Headquarters [Member]
Revenue	0	0	0	0
Assets	39,016	24,701	451,367	40,410
Net Loss	(3,285,410)	(10,614,118)	(14,591,675)	(5,837,007)
Property and equipment	842	1,522	1,352	2,366
Capitalized construction in process	0	0	0	0
Depreciation	510	844	1,014	4,207
Additions to capitalized construction in process	0	0
U.S. Territories [Member]
Revenue	0	0	0	0
Assets	757,738	870,140	892,639	797,287
Net Loss	0	0	0	0
Property and equipment	0	0	0	0
Capitalized construction in process	757,738	870,140	892,639	797,287
Depreciation	0	0	0	0
Additions to capitalized construction in process	30,000	72,853
Other [Member]
Revenue	0	0	0	0
Assets	164,901	48,998	0	48,998
Net Loss	0	0	0	0
Property and equipment	0	0	0	0
Capitalized construction in process	164,901	48,998	0	48,998
Depreciation	0	0	$ 0	$ 0
Additions to capitalized construction in process	$ 0	$ 0